Other Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other Costs [Abstract]
Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	$ 82.5		$ 0		$ 0
BOP litigation costs	60.7		12.5		0
Employee severance	5.7		8.8		61.0
NATCO acquisition integration costs	0		22.0		0
Mark-to-market impact on currency derivatives	9.3	[1]	0	[1]	0	[1]
Costs associated with retiring the 2.5% convertible debentures	14.5		0		0
Acquisition and restructuring costs	4.7		3.9		20.6
Total other costs	$ 177.4		$ 47.2		$ 81.6

[1]	These derivatives have not been designated as accounting hedges